Commitments - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Commitments [Abstract]
Rental payment obligation under the lease agreement	€ 600	€ 600